5 Adoption of new procedures, amendments to and interpretations (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Gross Profit	R$ 5,914	R$ 4,733	R$ 4,172
Expenses, net
Selling expenses	2,811	2,273	1,908
General and administrative expenses	435	352	275
Depreciation and amortization	503	395	313
Other operating expenses, net	(97)	(11)	(3)
Operating profit before financial result	2,068	1,702	1,673
Net financial result	(443)	(200)	(120)
Earnings before income tax and social contribution	1,625	1,502	1,553
Income tax and social contribution	436	426	477
Net income for the period	1,189	1,076	1,076
Deferred income tax and social contribution	(268)	133	175
Interest and monetary variation	12	11	4
Payment of borrowings and financing	3,052	6,124	201
Leasing liabilities payments	R$ 756	R$ 267	200
Originally presented [member]
Disclosure of initial application of standards or interpretations [line items]
Gross Profit			4,172
Expenses, net
Selling expenses			(2,057)
General and administrative expenses			(278)
Depreciation and amortization			(234)
Other operating expenses, net			(8)
Operating profit before financial result			1,595
Net financial result			(7)
Earnings before income tax and social contribution			1,588
Income tax and social contribution			(489)
Net income for the period			1,099
Deferred income tax and social contribution			188
Loss on disposal of property and equipment			39
Depreciation and amortization			244
Interest and monetary variation			47
Gain on leasing liability write-off
Other assets			(67)
Other liabilities			71
Payment of borrowings and financing			(206)
Leasing liabilities payments
IFRS 16 Effects [member]
Disclosure of initial application of standards or interpretations [line items]
Gross Profit
Expenses, net
Selling expenses			149
General and administrative expenses			3
Depreciation and amortization			(79)
Other operating expenses, net			5
Operating profit before financial result			78
Net financial result			(113)
Earnings before income tax and social contribution			(35)
Income tax and social contribution			12
Net income for the period			(23)
Deferred income tax and social contribution			(13)
Loss on disposal of property and equipment			11
Depreciation and amortization			97
Interest and monetary variation			124
Gain on leasing liability write-off			(15)
Other assets			22
Other liabilities			(8)
Payment of borrowings and financing			5
Leasing liabilities payments			(200)
After IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Gross Profit			4,172
Expenses, net
Selling expenses			(1,908)
General and administrative expenses			(275)
Depreciation and amortization			(313)
Other operating expenses, net			(3)
Operating profit before financial result			1,673
Net financial result			(120)
Earnings before income tax and social contribution			1,553
Income tax and social contribution			(477)
Net income for the period			1,076
Deferred income tax and social contribution			175
Loss on disposal of property and equipment			50
Depreciation and amortization			341
Interest and monetary variation			171
Gain on leasing liability write-off			(15)
Other assets			(45)
Other liabilities			63
Payment of borrowings and financing			(201)
Leasing liabilities payments			R$ (200)